Risk Management - Summary of the Effect of Unconditional Netting (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments	$ 11,678	$ 8,780
Credit Linked Note [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments	782	679
Amounts subject to an enforceable netting arrangement	(782)	(679)
Net amounts of financial instruments presented in the Consolidated Statements of Financial Position	0	0
Variable Funding Surplus Note [member]
Disclosure of offsetting of financial liabilities [Line Items]
Gross amounts of financial instruments	(782)	(679)
Amounts subject to an enforceable netting arrangement	782	679
Net amounts of financial instruments presented in the Consolidated Statements of Financial Position	$ 0	$ 0